SEC Registration Nos.
Nos. 811-22212 and 333-152031

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 20          XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 20               XX

Calvert SAGE Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 X  Immediately upon filing pursuant to paragraph (b)

__on, [date] pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__on, [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

__on, [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 19 filed on April 29, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 19th day of May 2015.

CALVERT SAGE FUND

By:
______**__________
John H. Streur
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 19th day of May 2015, by the following persons in the capacities indicated.

Signature	Title

______**___________ John H. Streur	President and Trustee (Principal Executive Officer)

______**___________ Vicki L. Benjamin	Treasurer (Principal Financial Officer)

______**___________ Cari M. Dominguez	Trustee

______**___________ Alice Gresham Bullock	Trustee

______**___________ M. Charito Kruvant	Trustee

______**___________ Cynthia Milligan	Trustee

______**___________ Anthony A. Williams	Trustee

** By	/s/ Lancelot A. King
Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, incorporated by reference to Registrant's Post-Effective Amendment No. 19, dated April 29, 2015, accession number 0001438390-15-000011.

Calvert SAGE Fund
Post-Effective Amendment No. 20
Registration No. 333-152031
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

XBRL Taxonomy Extension Calculation Linkbase	Ex-101.cal